Deferred Taxes (Tables)	12 Months Ended
Dec. 31, 2021
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Schedule of Deferred Tax Assets and Liabilities
Deferred tax assets and liabilities are detailed below by nature of temporary differences for the current year:

(€’000)	For the year ended
December 31, 2021
	Assets	Liabilities	Net
Intangibles assets	—	(2 709)	(2 709)
Tangible assets	—	—	—
Recoverable cash advances liability	1 503	—	1 503
Contingent consideration liability	3 670	—	3 670
Employee Benefits liability	13	—	13
Other temporary difference	—	(586)	(586)

Tax-losses carried forward	72 671	—	72 671

Unrecognized Gross Deferred Tax assets/(liabilities)	77 857	(3 295)	74 562
Netting by tax entity	(3 295)	3 295	—
Unrecognized Net Deferred Tax assets/(liabilities)	74 562	—	74 562

(€’000)	For the year ended
	December 31, 2020
	Assets	Liabilities	Net
Intangibles assets	—	(1 826)	(1 826)
Tangible assets	—	(26)	(26)
Recoverable cash advances liability	1 067	—	1 067
Contingent consideration liability	3 881	—	3 881
Employee Benefits liability	154	—	154
Other temporary difference	—	(346)	(346)
Tax-losses carried forward	63 302	—	63 302
Unrecognized Gross Deferred Tax assets/(liabilities)	68 405	(2 197)	66 208
Netting by tax entity	(2 174)	2 174	—
Unrecognized Net Deferred Tax assets/(liabilities)	66 231	(23)	66 208

Schedule of Unrecognized Deferred Tax Asset Balance Roll Forward
The change in the Group’s net deferred tax asset balance is detailed below:
UNRECOGNIZED DEFERRED TAX ASSET BALANCE ROLL FORWARD

(€’000)	For the year ended
	2021	2020	2019
Opening balance at January 1,	66 208	61 300	53 279
Temporary difference creation or reversal	(1 014)	(2 981)	(536)
Change in Tax-losses carried forward	8 820	8 064	8 556
Change in US tax rate applicable	548	(176)	—
Closing balance at December 31,	74 562	66 208	61 300